RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes other transactions the partnership has entered into with related parties:

	Year Ended December 31,
(US$ MILLIONS)	2018	2017	2016
Transactions during the period (1)
Business services revenues	$435	$358	$367
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(1)	Within our business services segment, the partnership provides construction services and real estate financial advisory services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2018	December 31, 2017
Balances at end of period:
Accounts receivable	$63	$64
Accounts payable and other	$63	$106